Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt
Long-term debt	$ 13,464	$ 10,472
Short-term borrowings		38
Total debt	$ 13,464	$ 10,510